Share-Based Compensation - Market- Based Awards Granted (Details) - Market Based Share Awards - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Performance Period Ending December 2019
Share-based Compensation
Number of shares granted	44,275
Performance Period Ending December 2017
Share-based Compensation
Number of shares granted		6,403	57,982
Performance Period Ending December 2018
Share-based Compensation
Number of shares granted		52,404
Performance Period Ending July 2016, 2017 and 2018
Share-based Compensation
Number of shares granted			25,000